Performance Management	12 Months Ended
Jul. 31, 2026
Conservative Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the periods indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a relevant securities market index. The Bloomberg US Aggregate Bond Index, the Fund’s primary comparative index, is a broad-based securities market index generally representative of the market for investment grade, U.S. dollar-denominated, fixed-rate taxable bonds. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Updated performance information is available at weitzinvestments.com or by calling us toll-free at 888-859-0698.

Year	Return
2016	4.07%
2017	11.15%
2018	-1.78%
2019	17.94%
2020	8.14%
2021	13.09%
2022	-9.94%
2023	10.27%
2024	6.84%
2025	3.75%

Calendar Year Returns

Bar Chart Closing [Text Block]	The year-to-date return for the Fund’s Investor Class for the six months ended June 30, 2026 was 0.15%.
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Conservative Allocation Fund | Conservative Allocation Fund - Investor Class
Prospectus [Line Items]
Highest Quarterly Return	8.18%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return	(7.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CORE PLUS INCOME FUND SUMMARY
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance over the periods indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a relevant broad-based securities market index. The Bloomberg U.S. Aggregate Bond Index, the Fund’s primary comparative index, is generally representative of the market for investment grade, U.S. dollar-denominated, fixed-rate taxable bonds. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Updated performance information is available at weitzinvestments.com or by calling us toll-free at 888-859-0698.

Calendar Year Returns

Bar Chart Closing [Text Block]	The year-to-date return for the Fund’s Investor Class for the six months ended June 30, 2026 was 1.23%.
CORE PLUS INCOME FUND SUMMARY | Core Plus Income Fund - Investor Class
Prospectus [Line Items]
Highest Quarterly Return	8.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return	(4.79%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Large Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the periods indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a relevant broad-based securities market index. The Bloomberg 1000 Index, the Fund’s primary comparative index, reflects the performance of the 1,000 largest publicly traded companies in the U.S. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Updated performance information is available at weitzinvestments.com or by calling us toll-free at 888-859-0698.

Calendar Year Returns

Bar Chart Closing [Text Block]	The year-to-date return for the Fund’s Investor Class for the six months ended June 30, 2026 was -5.93%.
Large Cap Equity Fund | Large Cap Equity Fund - Investor Class
Prospectus [Line Items]
Highest Quarterly Return	19.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return	(18.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MULTI CAP EQUITY FUND SUMMARY
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the periods indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a relevant broad-based securities market index. The Bloomberg 3000 Index, the Fund’s primary comparative index, reflects the performance of the broad U.S. stock market and consists of companies of all market capitalizations. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Updated performance information is available at weitzinvestments.com or by calling us toll-free at 888-859-0698.

Calendar Year Returns

Bar Chart Closing [Text Block]	The year-to-date return for the Fund’s Investor Class for the six months ended June 30, 2026 was -1.12%.
Performance [Table]
MULTI CAP EQUITY FUND SUMMARY | Multi Cap Equity Fund - Investor Class
Prospectus [Line Items]
Highest Quarterly Return	18.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return	(26.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Partners III Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the periods indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a relevant broad-based securities market index. The Bloomberg 3000 Index, the Fund’s primary comparative index, reflects the performance of the broad U.S. stock market and consists of companies of all market capitalizations. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Updated performance information is available at weitzinvestments.com or by calling us toll-free at 888-859-0698.

Calendar Year Returns

Bar Chart Closing [Text Block]	The year-to-date return for the Fund’s Investor Class for the six months ended June 30, 2026 was -0.95%.
Partners III Opportunity Fund | Partners III Opportunity Fund - Investor Class
Prospectus [Line Items]
Highest Quarterly Return	19.37%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return	(16.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
SHORT DURATION INCOME FUND SUMMARY
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the periods indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of two relevant securities market indexes. The Bloomberg US Aggregate Bond Index, the Fund’s primary comparative index, is a broad-based securities market index generally representative of the market for investment grade, U.S. dollar-denominated, fixed-rate taxable bonds. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Effective December 16, 2016, the Fund revised its principal investment strategies. The Fund’s past performance in the bar chart and table for periods prior to December 16, 2016 reflect the Fund’s prior principal investment strategies and may not be indicative of future performance results. Updated performance information is available at weitzinvestments.com or by calling us toll-free at 888-859-0698.

Calendar Year Returns

Bar Chart Closing [Text Block]	The year-to-date return for the Fund’s Investor Class for the six months ended June 30, 2026 was 1.41%.
Performance Table Heading
Performance [Table]
SHORT DURATION INCOME FUND SUMMARY | Short Duration Income Fund - Investor Class
Prospectus [Line Items]
Highest Quarterly Return	3.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return	(2.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Ultra Short Government Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance The following chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the periods indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of the relevant securities market index. The Bloomberg US Aggregate Bond Index, the Fund’s primary comparative index, is a broad-based securities market index generally representative of the market for investment grade, U.S. dollar-denominated, fixed-rate taxable bonds. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Effective December 16, 2016, the Fund revised its principal investment strategies and policies to permit the Fund to invest in a diversified portfolio of short-term debt securities and to have a fluctuating net asset value. Prior to December 16, 2016, the Fund operated as a “government money market fund” as defined under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”), and maintained a stable net asset value of $1.00 per share. The Fund’s past performance in the bar chart and table for periods prior to December 16, 2016 reflect the Fund’s prior principal investment strategies and policies and may not be indicative of future performance results. Updated performance information is available at weitzinvestments.com or by calling us toll-free at 888-859-0698.
Bar Chart Closing [Text Block]	The year-to-date return for the Fund’s Institutional Class for the six months ended June 30, 2026 was 1.56%.
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class
Prospectus [Line Items]
Highest Quarterly Return	1.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return	(0.07%)
Lowest Quarterly Return, Date	Dec. 31, 2021